FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 44 — FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

44.1 — Management of Capital Risk

The Company’s objectives in managing its capital are safeguarding its continuity so as to offer a return to shareholders and benefits to other interested parties, in addition to pursuing an optimal capital structure so as to reduce this cost. The purchase or sale of financial assets are recognized on the date of negotiation.

In order to maintain or adjust capital structure, the Company may revise its dividend payment policy, return capital to shareholders, or issue new shares or sell assets in order to reduce, for example, the level of debt.

The Company, consistent with other companies in the sector, monitors capital based on the financial leveraging index. This index is the net debt divided by total capital. The net debt, in turn, is total loans (including short- and long-term loans, as demonstrated in the consolidated balance sheet), subtracted from cash and cash equivalents, and securities. Total capital is determined by adding net equity, as demonstrated in the consolidated balance sheet, to net debt.

	12/31/2017	12/31/2016
Total loans and financing	45,121,791	45,620,428
(-) Cash and Cash Equivalents and Marketable Securities	8,048,472	6,424,881

Net Debt	37,073,319	39,195,547
(+) Total Net Equity	42,736,588	44,064,927

Total Capital	79,809,907	83,260,474

Financial Leverage Index	46%	47%

44.2 - Classification by Category of Financial Instruments

The accounting balances of financial assets and liabilities represent a reasonable approximation of fair value. The Company uses the hierarchy to measure the fair value of its financial instruments:

FINANCIAL ASSETS (Current / Non-Current)	Measurement	12/31/2017	12/31/2016

Loans and Receivables		79,613,681	79,487,465

Cash and cash equivalents		792,252	495,855
Customers	Amortized Cost	5,124,744	6,481,303
Loans and financing	Amortized Cost	10,266,851	13,184,244
Rights to Reimbursement	Amortized Cost	8,076,826	9,164,986
Financial Asset - Generation and Transmission	Amortized Cost	16,282,980	13,590,194
Financial Asset - Transmission (RBSE)	Amortized Cost	38,238,015	36,570,883
Financial Asset - values receivable in portion A		832,013	—

Held Until Maturity		331,588	246.801

Securities	Amortized Cost	331,588	246.801

Measured at Fair Value through profit or loss		7,350,863	5,910,564

Securities	Fair value	6,924,632	5,681,791
Derivative Financial Instruments	Fair value	426,231	228,773

Available for sale		3,950,774	6,283,905

Investments (Equity Holdings)	Fair value	1,418,659	1,357,923
Financial Asset - Distribution	Fair value	2,532,115	4,925,982

FINANCIAL LIABILITIES (Current / Non-Current)

Measured at Amortized Cost		67,431,966	69,885,305

Suppliers	Amortized Cost	18,239,097	19,442,121
Loans and financing	Amortized Cost	45,121,791	45,620,428
Debentures	Amortized Cost	268,022	201,375
Debentures (Banco Amazônia)	Amortized Cost	202,757	—
Reimbursement Obligations	Amortized Cost	2,455,176	3,384,398
Commercial Leasing	Amortized Cost	1,077,820	1,169,504
Concessions Payable - UBP	Amortized Cost	67,303	67,479
Financial Liabilities - Generation and Transmission	Amortized Cost

Measured at Fair Value through profit or loss		42,060	50,631

Derivative Financial Instruments	Fair value	39,885	44,017
Derivative Financial Instruments - Hedge	Fair value	2,175	6,614

44.2.1 — Techniques of Evaluation and Information Used

a)	Short and long-term securities - usually held for short-term trading and measured at fair value, being recognized directly in the financial results.

b)

Customers: are recorded at their nominal value, similar to the fair values and the probable realizable values. The renegotiated credits are recorded assuming the intention to hold them until maturity, at their probable realizable values, similar to fair values.

c)

Financial assets of the concession: are financial assets that represent the unconditional right to receive a certain amount at the end of the period of the concession. The generation and transmission financial assets and receivables - parcel A are classified as loans and receivables, while the financial assets - Distributors are classified as available for sale.

d)	Derivatives: are measured at fair value and recognized directly in the results or in the shareholders’ equity, depending on the type of each designation of the derivative in hedge accounting.

e)

Right to Compensation: Assets that represent the right to reimbursement of the CCC, relating to the costs of generation of electric energy in the Isolated Systems, including the cost relating to the procurement of energy and of power associated with the generation itself in order to attend to the public service of distribution of electric energy, to the charges of the electric sector and taxes and, additionally, to the investments performed,. These are classified as loans and receivables.

f)	Corporate Equity Investments: refer to permanent investments in other companies

g)

Suppliers: are measured by known or estimated amounts including, when applicable, the corresponding charges and monetary and/or exchange variations, incurred up to the date of the balance sheet, and its approximate book value of its fair value.

h)	Debentures: are measured at amortized cost, using the effective interest rate method. The Company believes that these instruments approximate their fair values.

i)	Loans and financing: are measured at amortized cost, using the effective interest rate method.

j)

Commercial Leasing: The nominal value used in the calculation of liabilities caused by these contracts has been determined by taking as a reference the value fixed for the procurement of monthly contracted power, multiplied by the installed capacity (60 to 65 MW*) and by the number of months of validity of the contract

k)	Compensation Obligations: refer to amounts of advances and taxes (ICMS, PIS and COFINS) to be returned to the CCC Fund.

l)

Other financial instruments: fair values are similar to their carrying amounts, when: (i) they have an average time period of receipt/payment of less than 60 days; (ii) they are concentrated in fixed income securities, remunerated at the CDI rate; and (iii) there are no similar instruments with comparable maturities and interest rates.

44.2.2 — Fair Value Estimate:

The financial assets and liabilities recorded at fair value were classified and disclosed according to the following levels:

	12/31/2017
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
FINANCIAL ASSETS (Current / Non-Current)

Loans and Receivables	—	71,536,855	8,076,826	79,613,681

Cash and cash equivalents	—	792,252	—	792,252
Customers	—	5,124,744	—	5,124,744
Loans and financing	—	10,266,851	—	10,266,851
Rights to Reimbursement	—	—	8,076,826	8,076,826
Financial Asset - Generation and Transmission	—	16,282,980	—	16,282,980
Financial Asset - Transmission (RBSE)	—	38,238,015	—	38,238,015
Financial Asset - Distribution of Parcel CVA	—	832,013	—	832,013

Securities	—	331,588	—	331,588

	—	331,588	—	331,588

Available for sale	1,418,659	—	—	3,950,774

Investiments (Equity Holdings)	1,418,659	—	—	1,418,659
Financial Asset - Concessions of distribution	—	2,532,115	—	2,532,115

Measured at Fair Value through profit or loss	—	7,350,863	—	7,350,863

Securities	—	6,924,632	—	6,924,632
Derivative Financial Instruments	—	426,231	—	426,231

FINANCIAL LIABILITIES (Current / Non-Current)

Suppliers	—	49,192,869	—	49,192,869

Loans and financing	—	45,121,791	—	45,121,791
Debentures	—	268,022	—	268,022
Debentures (Banco Amazônia)	—	202,757	—	202,757
Reimbursement Obligations	—	2,455,176	—	2,455,176
Commercial Leasing	—	1,077,820	—	1,077,820
Concessions Payable - UBP	—	67,303	—	67,303

Measured at Fair Value through profit or loss	—	42,060	—	42,060

Derivative Financial Instruments	—	39,885	—	39,885
Derivative Financial Instruments - Hedge	—	2,175	—	2,175

	12/31/2016
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
FINANCIAL ASSETS (Current / Non-Current)

Loans and Receivables	679,668	69,826,624	9,164,986	79,671,278

Cash and cash equivalents	679,668	—	—	679,668
Customers	—	6,481,303	—	6,481,303
Loans and financing	—	13,184,244	—	13,184,244
Rights to Reimbursement	—	—	9,164,986	9,164,986
Financial Asset - Generation and Transmission	—	13,590,194	—	13,590,194
Financial Asset - Transmission (RBSE)	—	36,570,883	—	36,570,883

Securities	—	246,801	—	246,801

	—	246,801	—	246,801

Available for sale	1,357,923	4,925,982	—	6,283,905

Investments (Equity Holdings)	1,357,923	—	—	1,357,923
Financial Asset - Concessions of distribution	—	4,925,982	—	4,925,982

Measured at Fair Value through profit or loss	—	5,727,185	—	5,727,185

Securities	—	5,498,412	—	5,498,412
Derivative Financial Instruments	—	228,773	—	228,773

FINANCIAL LIABILITIES (Current / Non-Current)

Suppliers	—	69,386,098	—	69,386,098

Loans and financing	—	19,442,121	—	19,442,121
Debentures	—	45,620,428	—	45,620,428
Debentures (Banco Amazônia)	—	201,375	—	201,375
Reimbursement Obligations	—	201,375	—	201,375
Commercial Leasing	—	2,683,816	—	2,683,816
Concessions Payable - UBP	—	1,169,504	—	1,169,504
Financial Liabilities - Generation and Transmission	—	67,479	—	67,479

Measured at Fair Value through profit or loss	—	50,631	—	50,631

Derivative Financial Instruments	—	44,017	—	44,017
	—	6,614	—	6,614

Level 1 — prices quoted (not adjusted) on active markets, liquid and visible for identical assets and liabilities accessible on the date of measurement;

Level 2 — prices quoted (adjusted or not) for similar assets and liabilities on active markets, other entries not observable in level 1, directly or indirectly, in terms of asset or liability; and

Level 3 — assets and liabilities not priced or where prices or valuation techniques are supported by a small or non-existent market, not observable or liquid. In this level, the estimated fair value becomes highly subjective.

The fair value of financial instruments traded in active markets (such as securities carried for trading and available for sale) is based on market prices quoted on the balance sheet date. A market is seen as active if quoted prices are promptly and regularly available from an exchange, distributor, broker, group of industries, pricing service, or regulatory agency, and the prices represent real market transactions which occur regularly on purely commercial bases.

The quoted market price used for financial assets carried by the Company and its subsidiaries is the current competitive price. These instruments are in Level 1. The instruments in Level 1 include mainly equity investments classified as securities for trade or available for sale.

The fair value of financial instruments not traded on active markets (such as over the counter derivatives) is determined using valuation techniques. These valuation techniques maximize the use of information adopted by the market where it is available and rely as little as possible on the entity’s specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument will be included in Level 2.

If one or more relevant pieces of information is not based on data adopted by the market, the instrument will be included in level 3.

Specific valuation techniques used to assess financial instruments include:

•	Quoted market prices or quotes from financial institutions or brokers for similar instruments.

•	The fair value of interest rate swaps is calculated by the present value of estimated future cash flows based on yield curves adopted by the market.

•	The fair value of forward exchange rate contracts is determined based on future exchange rates on the balance sheet date, with the resulting value discounted from the present value.

Other techniques, such as discounted cash flow analysis, which are used to determine the fair value of remaining financial instruments, and counterparty credit risk in swap operations.

44.3 — Financial Risk Management:

In the exercise of its activities, the Company is affected by risk events that could compromise its strategic objectives. The main objective of risk management is to anticipate and minimize the adverse effects of such events on the Company’s business and economic and financial results.

The Company defined operating and financial policies and strategies to manage financial risks, approved by internal committees and by management, which aim to confer liquidity, safety and profitability to its assets, and maintain set debt levels and profile for financial and economic flows.

The main financial risks identified in the process of risk management are:

44.3.1 — Exchange Rate Risk

This risk arises from the possibility of the Company having its economic and financial statements affected by exchange rate fluctuations. The Company is exposed to financial risks that cause volatility in its results and in its cash flow. The Company has significant exposure between assets and liabilities indexed in foreign currency, especially to the United States dollar, arising mainly from financing contracts with Itaipu Binacional.

In this context, the Company’s financial hedging policy was approved. The objective of the current policy is to monitor and mitigate the exposure to market variables that could impact the Company and its’ subsidiaries’ assets and liabilities, thus reducing the effects of undesirable fluctuations in these variables on their financial statements.

With this, said policy aims to get the Company’s results to accurately reflect its real operating performance, and its projected cash flow to be less volatile.

Along with the policy, the creation of a Financial hedge committee was formed within the scope of the Financial Office, whose main function is to define the strategies and hedge instruments to be submitted to the Company’s Executive Management.

Taking into account the various forms of hedging the Company’s non-hedged items, the approved policy lists a scale of priorities. First a structural solution, and only in residual cases, the use of operations with derivative financial instruments.

When operations with financial derivatives are performed, the Company’s hedge policy is followed, and they may not constitute financial leveraging or the concession of credit to third parties.

(a) Composition of balances in foreign currency and sensitivity analysis:

In the following charts, scenarios were considered for indices and rates, with their respective effects on the Company’s profit and loss. For the sensitivity analysis, the probable scenario used for 2016 and 2017 was forecasts and/or estimates based fundamentally on macroeconomic assumptions obtained from the Focus report, published by the Central Bank, and Economic Outlook 86, published by the OECD (Organization for Economic Co-operation and Development).

Sensitivity analyses were conducted on financial instruments, assets and liabilities, which present exposure to the exchange rate and which could bring material losses to the Company, in four different scenarios, based on the above-mentioned probable scenario: two considering currency valuation, and another two considering a devaluation of those currencies.

The sensitivity analyses were created in accordance with CVM Guidance 475/2008, with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. Therefore, these are projections based on assessments of macroeconomic scenarios, and do not mean that the transactions will have the values presented in the analysis period considered.

(a.1) Risk of exchange rate revaluation:

(a,1) Exchange rate appreciation risk:

		Balance on 12/31/2017		Effect on income - revenue (expense)
		Currency		Scenario I -	Scenario II	Scenario III
		Foreign	Reais	Probable 2017 (1)	(25%)(1)	(50%)(1)
USD	Loans obtained	3,370,685	11,148,204	159,770	(2,587,338)	(5,334,446)

	Loans granted	2,616,372	8,654,957	(125,586)	2,006,757	4,139,100
	Financial asset - ITAIPU	615,633	2,036,514	(29,550)	472,191	973,931

	Impact on income - USD			4,634	(108,39)	(221,415)

EURO	Loans obtained	58,012	230,144	3,318	(53,388)	(110,095)

	Impact on income - EURO			3,318	(53,388)	(110,095)

IENE	Loans obtained	1,102,326	32,408	441	(7,551)	(15,543)

	Impact on income - IENE			441	(7,551)	(15,543)

IMPACT ON INCOME IN CASE OF EXCHANGE RATE APPRAISAL				8,393	(169,33)	(347,053)

(1) Assumptions adopted:

	Probable	25%	50%
USD	3.260	4.075	4.890
EURO	3.910	4.888	5.865
IENE	0.029	0.036	0.044

(a.2) Risk of exchange rate depreciation:

(a.2) Exchange rate depreciation risk:

		Balance on 12/31/2017		Effect on income - revenue (expense)
		Currency		Scenario I -	Scenario II	Scenario III
		Foreign	Reais	Probable 2017 (1)	(25%)(1)	(50%)(1)
USD	Loans obtained	3,370,685	11,148,204	159,770	2,906,879	5,653,987

	Loans granted	2,616,372	8,654,957	(125,586)	(2,257,929)	(4,390,271)
	Financial asset - ITAIPU	615,633	2,036,514	(29,550)	(531,291)	(1,033,032)

	Impact on income - USD			4,634	117,659	230,684

EURO	Loans obtained	58,012	230,144	3,318	60,025	116,731

	Impact on income - EURO			3,318	60,025	116,731

IENE	Loans obtained	1,102,326	32,408	441	8,433	16,425

	Impact on income - IENE			441	8,433	16,425

IMPACT ON INCOME IN CASE OF EXCHANGE RATE APPRAISAL				8,393	186,116	363,84

(1) Assumptions adopted:

	Probable	(25%)	(50%)
USD	3.260	2.445	1.630
EURO	3.910	2.933	1.955
IENE	0.029	0.022	0.015

44.3.2 — Interest Rate Risk

This risk associated to the possibility of the Company suffering accounting losses due to fluctuation in market interest rates, affecting its financial statements by raising financial expenses with foreign capital raising contracts, mainly, referenced by the Libor rate.

The Company monitors its exposure to the Libor rate and contracts derivative operations to minimize this exposure, as per its Financial Hedging Policy.

(a) Composition of balances by indexer and sensitivity analysis

The composition of debt by indexer, either in national or foreign currency, is broken down in Note 22, item a.

In the following charts, scenarios were considered for indices and rates, with their respective impacts on the Company’s results. For the sensitivity analysis, the probable scenario used for 2016 was forecasts and/or estimates based fundamentally on macroeconomic assumptions obtained from the Focus report, published by the Central Bank, and Economic Outlook 86, published by the OECD (Organization for Economic Co-operation and Development)

Sensitivity analyses were conducted on financial instruments, assets and liabilities, which could bring material losses to the Company, in four different scenarios, based on the above-mentioned probable scenario: two considering the appreciation of indices, and another two considering a depreciation of those indices.

The sensitivity analyses were created in accordance with CVM Guidance 475/2008, with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. Therefore, these are projections based on assessments of macroeconomic scenarios, and do not mean that the transactions will have the values presented in the analysis period considered.

All scenarios used a likely exchange rate for the dollar to convert into reais the effect on the results of risks linked to fluctuations of the LIBOR. In this sensitivity analysis, no exchange effect is being considered due to valuation or devaluation of the probable exchange rate scenario. The impact of valuation or devaluation of the dollar exchange rate in the probable scenario is presented in item (46.3.1 (a)) of this note.

(a.1) LIBOR

•	risk of appreciation of interest rates:

		Balance of debt/Notional Value on 12/31/2017		Effect on income - revenue (expense)
				Scenario I -	Scenario II	Scenario III
		In USD	In reais	Probable 2017 (1)	(+25%) (1)	(+50%) (1)
LIBOR	Loans obtained	556,295	1,840,224	(3,391,285)	(4,239,107)	(5,086,928)
	Derivative	275,000	909,700	1,676,455	2,095,569	2,514,683

	Total			(1,714,830)	(2,143,538)	(2,572,245)

(1) Assumptions adopted:

	12/31/2017	Probable	25%	50%
USD	3,308	3.2600	4.0750	4.8900
LIBOR	n/a	1.8700	2.3375	2.8050

(a.2) National indexers

•	risk of appreciation of interest rates

			Effect on income - revenue (expense)
		Balance in	Scenario I -	Scenario II	Scenario III
		12/31/2017	Probable 2017 (1)	(+25%) (1)	(+50%) (1)
CDI	Loans obtained	12,159,697	(811,052)	(1,013,815)	(1,216,578)

	Impact on income - CDI		(811,052)	(1,013,815)	(1,216,578)

	Loans obtained	6,809,224	(465,070)	(581,337)	(697,605)

TJLP	Debentures issued	202,757	(13,848)	(17,310)	(20,772)

IGPM	Impact on income - TJLP		(478,918)	(598,648)	(718,377)
	Commercial Leasing	1,077,820	(47,747)	(59,684)	(71,621)
	Loans granted	229,108	10,149	12,687	15,224

	Impact on income - IGPM		(37,598)	(46,997)	(56,397)

SELIC	Loans obtained	1,782,785	(118,912)	(148,640)	(178,368)

	Impact on income - SELIC		(118,912)	(148,640)	(178,368)

IPCA	Loans obtained	369,100	13,767	17,209	20,651
	Debentures issued	268,022	9,997	12,497	14,996

	Impact on income - IPCA		23,765	29,706	35,647

IMPACT ON INCOME - INDEX APPRECIATION			(1,422,715)	(1,778,394)	(2,134,073)

(1) Assumptions adopted:

	Probable	25%	50%
CDI	6.67%	8.34%	10.01%
IPCA	3.73%	4.66%	5.60%
TJLP	6.83%	8.54%	10.25%
IGPM	4.43%	5.54%	6.65%
SELIC	6.67%	8.34%	10.01%

•	risk of depreciation of interest rates:

	Balance on 12/31/2017	Effect on income - revenue (expense)
		Scenario I -	Scenario II	Scenario III
		Probable 2017 (1)	(-25%) (1)	(-50%) (1)

CDI Loans obtained	12,159,697	(811,052)	(608,289)	(405,526)

Impact on income - CDI		(811,052)	(608,289)	(405,526)

TJLP Loans obtained	6,809,224	(465,070)	(348,802)	(232,535)
Debentures issued	202,757	(13,848)	(10,386)	(6,924)

Impact on income - TJLP		(478,918)	(359,189)	(239,459)

Commercial Leasing	1,077,820	(47,747)	(35,811)	(23,874)
IGPM Loans granted	229,108	10,149	7,612	5,075

Impact on income - IGPM		(37,598)	(28,198)	(18,799)

SELIC Loans obtained	1,782,785	(118,912)	(89,184)	(59,456)

Impact on income - SELIC		(118,912)	(89,184)	(59,456)

Loans obtained	369,100	13,767	10,326	6,884
IPCA Debentures issued	268,022	18,306	13,729	9,153

Impact on income - IPCA		32,073	24,055	16,037

IMPACT ON INCOME - INDEX DEPRECIATION		(1,414,406)	(1,060,805)	(707,203)

(1) Assumptions adopted:

	Probable	(25%)	(50%)
CDI	6.67%	5.00%	3.34%
IPCA	3.73%	2.80%	1.87%
TJLP	6.83%	5.12%	3.42%
IGPM	4.43%	3.32%	2.22%
SELIC	6.67%	5.00%	3.34%

To reduce the risk in the cash flow exposures of variable rate debt issued, the Company contracted interest rate swaps and designated as hedge accounting. According to interest rate swap contracts, the Company agrees to exchange the difference between fixed and floating interest rate values calculated from the notional value agreed and mitigate the risk of a change in interest rates on the fair value of debt issued at fixed interest rates in the exposure of cash flows to floating rate debt. The fair value of interest rate swaps at the end of the year and the inherent credit risk in this kind of contract, are shown next. The average interest rate is based on outstanding balances payable at the end of the year.

The following chart shows the value of principal and the remaining term for outstanding interest rate swap contracts at the end of the reporting period:

		Amounts
		contracted	Charges		Fair Values
Type	Transaction	(notional)	used	Due date	12/31/2017	12/31/2016
Libor X Pre-tax	03/2011	50,000	3.2780%	08/10/2020	(1,238)	(2,642)
Libor X Pre-tax	04/2011	100,000	3.3240%	08/10/2020	(2,567)	(5,437)
Libor X Pre-tax	09/2012	25,000	1.6795%	11/27/2020	300	157
Libor X Pre-tax	10/2012	25,000	1.6295%	11/27/2020	332	211
Libor X Pre-tax	11/2012	75,000	1.6285%	11/27/2020	998	636
Libor X Pre-tax	12/2012	75,000	1.2195%	11/29/2017	—	82
Libor X Pre-tax	13/2012	75,000	1.2090%	11/29/2017	—	88
Libor X Pre-tax	14/2012	50,000	1.2245%	11/29/2017	—	53
Libor X Pre-tax	15/2012	50,000	1.1670%	11/29/2017	—	73
Libor X Pre-tax	16/2012	50,000	1.1910%	11/29/2017	—	65
Libor X Pre-tax	17/2012	50,000	1.2105%	11/29/2017	—	58
Libor X Pre-tax	18/2012	25,000	1.1380%	11/29/2017	—	42

	TOTAL	650,000			(2,175)	(6,614)

Operations classified as cash flow hedges generated in the fiscal period a comprehensive negative result of R$ 6,250 (comprehensive positive income of R$ 11,684 on December 31, 2016).

With the designation of swaps for hedge accounting, in the year ending on December 31, 2017, the Company recognized R$ 6,047 as financial expenses related to swaps. (R$ 14,160 on December 31, 2016)

The ratio between the designated debts in hedge relations and the future disbursements of contracts indexed to libor, follows the following distribution in time:

	2018	2019	2020	2021	2022	2023
Protected value / Future disbursements (%)	31.11%	51.22%	33.11%	0%	0%	0%

44.3.3 — Price risk — commodities

In 2004, the subsidiary Eletronorte signed long-term contracts for the supply of electrical energy to three of its main clients. Part of the income from these long-term contracts is associated with the payment of a premium linked to the international aluminum price, quoted on the London Metal Exchange (LME) as a base asset in determining monthly premiums.

The premium can be considered a component of a hybrid (combined) contract, which includes a non-derivative contract that harbors a derivative, so the cash flow of the combined instrument in certain circumstances varies as if it were an isolated derivative.

Following are the contract details:

Contract dates
Customer	Initial	Final	Volume in Average Megawatts (MW)
Albrás	07/01/2004	12/31/2024	750 MW until 12/31/2006 and 800 MW from 01/01/2007
BHP	07/01/2004	12/31/2017	315 MW

These contracts include the concept of a cap and floor band related to the price of aluminum as quoted on the LME. The maximum and minimum price limit on the LME are US$ 2,773.21/ton and US$ 1,450.00/ton, respectively.

In order to attribute a fair value to the hybrid part of a contract, it is necessary to identify the main components that quantify the amount billed monthly. The main contract variables are: the amount of energy sold (MWh), the price attributed to the LME and the exchange rate in the billing period

Considering that the premium is associated to the price of the aluminum commodity on the LME, it is possible to attribute a fair value to these contracts. The LME price was quoted in December 2017 at US$ 2,087/ton, which represented a positive variance of 21.2% in relation to the price in December, 2016, which was US$ 1,772/ton.

In the same year of the analysis, the real gained value compared to the dollar, with the exchange rate going from R$ 3.35 to R$ 3.15. The positive variation in the price of aluminum contributed with an increase in the fair value expectation for the derivatives, offsetting the devaluation of the dollar in the period.

The gain in the operation with derivatives in 2017 is R$ 197,458 (gain of R$ 182,462 on December 31, 2016) and is shown in the statement of financial outcome.

(a) Sensitivity analysis on embedded derivatives indexed to aluminum price

Sensitivity analyses were conducted on energy supply contracts for intensive consumers Albras and BHP, since they have a contractual clause linking the premium to the variance in aluminum price on the international market.

In this way, a sensitivity was obtained for such hybrid contracts to the variance in the price of the premium earned, as per the chart below. The volatility components in the premium are basically: price of primary aluminum on the LME, the exchange rate, and CDI (Interbank Deposit Rate). Below we see the impact of each scenario on the Company’s results.

For scenario II (50% reduction) the expected price per ton of aluminum offered on the LME is below the minimum price for determination of the contract premium (US$ 1,450), hence the value goes to zero, affecting the marking to market of the embedded derivative.

As to the variance obtained between scenarios III and IV (increase of 25% and 50%), the big variance seen is due to the application of those percentages to the exchange rate, aluminum price, and CDI.

The sensitivity analyses were created in accordance with CVM Guidance 475/2008, with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. Therefore, these are projections based on assessments of macroeconomic scenarios, and do not mean that the transactions will have the values presented in the analysis period considered.

Balance on 12/31/2017	Scenario I (+25%) Indexes and prices	Scenario II (+50%) Indexes and prices
228,773	928,181	1,095,362

44.3.4 — Credit Risk

This risk arises from the possibility of the Company and its subsidiaries suffering losses resulting from a difficulty to realize their receivables from clients, and from counterparty financial institutions in operations defaulting.

Through its subsidiaries, the Company operates in markets generating and transmitting electrical energy, supported by contracts signed in a regulated environment. The Company seeks to minimize its credit risk by means of guarantee mechanisms involving client receivables, and when applicable, through bank guarantees. In the distribution sector, the Company, through its subsidiaries, monitors default rates by analyzing specifics on its clients.

The credit risk related to client receivables (see note 7) is concentrated on distribution activities, in the sum of R$ 1,564,755 or 28% (R$ 2,395,918 or 38% as of December 31, 2016) of the outstanding balance at the end of the year as of December 31, 2017, and its main characteristic is the high level of diffusion since it considers a significant volume of sales to residential consumers.

Regarding loan receivables granted (see note 8), except for the financial operation with the joint subsidiary Itaipu, whose credit risk is low due to the inclusion of the cost of loans in the energy marketing fee of the joint subsidiary, as defined in the terms of the international treaty signed between the governments of Brazil and Paraguay, the concentration of credit risk with any other counterparty individually did not exceed 5% of the outstanding balance during the year.

The excess cash availability is invested in exclusive non-market funds, according to specific regulations from the Brazilian Central Bank. This fund is composed entirely of government bonds held by the Selic, with exposure to credit risk lower than the other instruments.

In any relationships with financial institutions, the Company has a practice of performing operations only with low risk institutions as deemed by rating agencies, and which fulfill preset and formalized equity requirements. In addition, credit limits are defined, which are periodically revised.

When derivative operations are conducted on the over-the-counter market, they contain counterparty risks which, given the problems presented by financial institutions in 2008 and 2009, are relevant. In order to mitigate this risk, the Company instituted an accreditation standard for financial institutions, in order to perform derivative operations. This standard defines criteria regarding size, rating and expertise in the derivatives market, in order to select institutions that may perform operations with the Company. The Company currently selects the 20 best financial institutions twice a year, based on the mentioned criteria, as accredited institutions to perform derivative operations with the Company. In addition, the Company has developed a methodology to control exposure to accredited institutions that sets limit on the volume of operations to be performed with each one.

The Company monitors the credit risk of its swap operations, according to IFRS 13, but does not account for this risk of non-performance in the fair value balance of each derivative because, based on the net exposure to credit risk, the Company can record its swap portfolio on the books given an unforced transaction between the parties on the valuation date. The Company considers the risk of non-performance only in the back testing analysis of each relationship designated for hedge accounting.

In addition, the Company is exposed to credit risk related to financial guarantees granted to banks by the Holding Company. The Company’s maximum exposure is the maximum amount the Company will have to pay if the guarantee is enforced.

44.3.5 — Liquidity Risk

The liquidity needs of the Company and its subsidiaries are the responsibility of the treasury and fund-raising departments, which continually monitor short-, medium- and long-term cash flows, both estimated and realized, seeking to avoid possible discrepancies and resulting financial losses, and guarantee liquidity requirements for operating needs.

The table below analyzes the non-derivative financial liabilities of the Eletrobras System by maturation range, for the period remaining on the balance sheet until the contractual maturation date. The contractual interest’s obligations are also contractual repayment/maturation is based on the most recent date the Eletrobras System must settle the respective obligations.

	12/31/2017
	Payment flow
	Up to 1 Year	From 1 to 2 Years	From 2 to 5 Years	More than 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)

Measured at Amortized Cost	19,495,221	16,855,769	20,617,858	22,863,703	79,825,663

Suppliers	10,443,752	2,681,872	2,504,559	2,608,914	18,239,097
Loans and financing	7,325,949	12,521,043	17,811,981	19,856,515	57,515,487
Debentures	183,432	287,347	—	—	470.779
Reimbursement Obligations	1,392,542	1,062,634	—	—	2,455,176
Commercial Leasing	145,324	290,648	290,648	351,200	1,077,820
Concessions Payable - UBP	4,222	5,338	10,670	47,074	67,304
Measured at Fair Value through profit or loss	2,466	39,594	—	—	42,060

Derivative Financial Instruments	2,466	39,594	—	—	42,060

	12/31/2016
	Payment flow
	Up to 1 Year	From 1 to 2 Years	From 2 to 5 Years	More than 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)

Measured at Amortized Cost	20,420,991	19,541,472	25,956,948	13,625,853	79,545,263

Suppliers	9,659,301	3,518,140	3,487,328	2,777,352	19,442,121
Loans and financing	9,440,941	15,718,925	21,822,739	8,297,782	55,280,386
Debentures	12,442	10,300	41,200	137,433	201,375
Reimbursement Obligations	1,167,503	152,339	146,051	1,918,505	3,384,398
Commercial Leasing	136.662	139,524	418,571	474,748	1,169,504
Concessions Payable - UBP	4,142	2,244	41,060	20,033	67,479
Measured at Fair Value through profit or loss	6,946	43,685	—	—	50,631

Derivative Financial Instruments	6,946	43,685	—	—	50,631

44.4 — Embedded derivatives related to debentures convertible into stock

The subsidiary Eletronorte entered into an agreement for the issuance of debentures in June, 2011, and the release of resources starting in 2013, along with Banco da Amazônia S.A. (BASA), which manages the resources of Fundo de Desenvolvimento da Amazônia (Amazon Region Development Fund or FDA), to raise funds for project implementation.

Since that agreement had a clause regarding the option to convert such debentures into Company stock, with a limit of 50% of issued debentures, Superintendence of Amazon development (Superintendência do Desenvolvimento da Amazônia) - SUDAM’s opinion is that it is possible assign a value to the amount that would be assigned to SUDAM if such conversion is made.

To determine the value, a valuation was made of the previously invested company, by estimating the value of its stock and the current value of the agreement, by using parameters for determining the value of the derivative.

The gain determined in the period ending on December 31, 2017, is R$ 4,131 (a gain of R$ 36,252 on December 31, 2016) and is presented in the statement of results of the period.

44.4.1 — Sensitivity Analyses

Sensitivity analyses of the debentures agreement were carried out, since there is a contractual clause that refers to the option of converting such debentures into stock of the subsidiary Eletronorte.

In the following analysis, different scenarios for the TJLP (long-term interest rate) were taken into account, with the corresponding impacts on Company results. For the sensitivity analysis, for a potential scenario, estimates and/or expectations for 2016 and 2017 were used, which were basically based on macroeconomic assumptions obtained from the FOCUS Report, distributed by the Central Bank.

Sensitivity analyses were carried out for the curve of debt service payments of Fundo de Desenvolvimento da Amazônia (Amazon Region Development Fund or FDA), since it has a contractual clause regarding the option to convert 50 % of Company stock on the date of actual settlement of stock.

According to IAS 39 hybrid agreements with associated volatile elements, whether they are price indexes and/or commodities, must be marked to market. In this manner, financial statements will reflect the fair value of the operation on each assessed date.

Accordingly, a variation in relation to the expectation of realization of the TJLP was sensitized.

It is possible to verify, below, the impact of each scenario on Company results.

	Balance on December 31	Scenario I (-25%) Indexes and prices	Scenario II (- 50%) Indexes and prices	Scenario I (+25%) Indexes and prices	Scenario II (+50%) Indexes and prices
2017	39,885	19,564	16,231	26,180	29,277

The net profit per share is calculated through the adjustment of the weighted average quantity of common shares in circulation in order to assume the conversion of all potential dilutive common shares. The Company has only one category of potential dilutive common shares in circulation: convertible debt (compulsory loans). It is assumed that the convertible debt was converted into common shares and that the net profit is adjusted to eliminate the financial expense minus the fiscal effect.